Investments (Schedule of Investments by Accounting Method) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Fair value	$ 1,662.7	$ 3,481.8
Equity	145.1	8.9
Cost	0.4	0.5
Total	1,808.2	3,491.2
Discontinued operation — Investments held by the Chellomedia Disposal Group
Investment [Line Items]
Discontinued operation — Investments held by the Chellomedia Disposal Group	0.0	21.1
Ziggo [Member]
Investment [Line Items]
Fair value	0.0	$ 2,609.5
Number of common stock shares owned (in shares)		57,000,738
Ziggo [Member] | Securities Not Subject to Re-Use Rights [Member]
Investment [Line Items]
Fair value	0.0	$ 1,560.1
Number of common stock shares owned (in shares)		34,100,000
Ziggo [Member] | Securities Subject to Re-Use Rights [Member]
Investment [Line Items]
Fair value	0.0	$ 1,049.4
Number of common stock shares owned (in shares)		22,900,000
ITV - Subject to Re-Use Rights [Member]
Investment [Line Items]
Fair value	871.2	$ 0.0
Sumitomo [Member]
Investment [Line Items]
Fair value	$ 473.1	$ 572.9
Number of common stock shares owned (in shares)	45,652,043	45,652,043
ITI Neovision S.A. (ITI Neovision) (formerly Canal Cyfrowy S.A.) [Member]
Investment [Line Items]
Fair value	$ 318.4	$ 299.4